CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 156,419	$ 8,561	$ 0
Cost of revenue	105,829	9,926
Gross profit	50,590	(1,365)
Operating expenses:
General and administrative	4,594,743	3,552,055	1,299,936
Research & development	1,561,965	2,179,341	433,743
Impairment of intangible asset	390,355
Total operating expenses	6,547,063	5,731,396	1,733,679
Operating loss	(6,496,473)	(5,732,761)	(1,733,679)
Other income (expense):
Interest expense, net	(26,878)	(15,468)	(15,438)
Other income (expense)	(215,769)	290,466	(753)
Total other income (expense), net	(242,647)	274,998	(16,191)
Loss before income taxes	(6,739,120)	(5,457,763)	(1,749,870)
Net loss	(6,739,120)	(5,457,763)	(1,749,870)
Net loss attributable to non-controlling interest	(5,583)	(269)	(41,043)
Net loss attributable to Virax shareholders	(6,733,537)	(5,457,494)	(1,708,827)
Other comprehensive loss:
Foreign currency adjustment	(3,639)	(111)	(965)
Comprehensive loss	(6,735,481)	(5,457,652)	(1,748,905)
Comprehensive loss attributable to non-controlling interest	(5,583)	(269)	(78,065)
Comprehensive loss attributable to Virax	$ (6,729,898)	$ (5,457,383)	$ (1,670,840)
Basic and diluted weighted average shares outstanding
Ordinary shares	2,006,414	1,062,984	956,326
Diluted ordinary shares	2,006,414	1,062,984	956,326
Basic and diluted net loss per share to Virax shareholders
Basic net loss per share - Ordinary shares	$ (3.36)	$ (5.13)	$ (1.79)
Diluted net loss per share - Ordinary shares	$ (3.36)	$ (5.13)	$ (1.79)